Cost of revenue (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shared-based compensation	117,096	100,351	135,001
Cost of revenues
Revenue sharing fees and content costs	444,065	109,273	6,750
Bandwidth costs	203,238	145,037	75,064
Salary and welfare	88,456	50,009	33,388
Business tax and surcharges	47,755	30,026	16,462
Depreciation and amortization	37,084	25,762	11,951
Payment handling costs	24,955	22,828	9,306
Shared-based compensation	9,860	8,407	15,449
Other costs	26,586	24,791	14,329
Total	881,999	416,133	182,699